Stockholders’ equity (Details Narrative) $ / shares in Units, $ in Thousands								1 Months Ended			12 Months Ended
		Oct. 29, 2025 USD ($) $ / shares shares	Aug. 26, 2025 USD ($) shares	Nov. 12, 2024 shares	Aug. 30, 2024 USD ($) shares	Aug. 29, 2024 ₪ / shares	Jul. 18, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Aug. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Nov. 14, 2024 USD ($)	Oct. 21, 2024 USD ($)	Sep. 30, 2023 ₪ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split											12-1 reverse split
Common stock, par value | ₪ / shares						₪ 0.15
Issuance of shares					31,566		31,667
Gross proceeds stock | $								$ 4,400			$ 7,670	[1]		[1]		[1]
Warrants are outstanding											173,333
Structuring fee | $					$ 15,000
Commitment share											31,566
Finance expenses | $													$ 1		6
Compensation expense | $															$ 100
Options, granted			12,500	17,500						6,250	270		270
Options exercisable per share | $ / shares										$ 1.05
Contractual term		10 years								10 years
Vest period term		3 years								3 years
Aggregate grant fair value | $		$ 400	$ 300							$ 900
Options, exercisable											1,805		1,805
Options, intrinsic value | $											$ 1		$ 5
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Compensation expense | $									$ 1
Options, granted									1,805
Options exercisable per share | ₪ / shares																			₪ 0.15
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options, granted		37,500	212,500	302,500						109,583
Vest period term													3 years		3 years
Weighted average grant date fair value | $ / shares											$ 1.36		$ 2.88		$ 0.63
Unrecognized compensation expense | $											$ 500		$ 300		$ 100
Unrecognized compensation, term											1 year 9 months 18 days		2 years 1 month 9 days
Number of shares granted											109,583		105,000		410,000
Share based compensation vested											173,889		36,528
Unrecognized share based compensation | $											$ 800		$ 700
Restricted Stock Units (RSUs) [Member] | Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options, granted		175,000
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options, granted		12,500
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options, granted											30,000
Options exercisable per share | $ / shares											$ 396.1		$ 413
Contractual term											7 years 4 months 13 days		3 years 9 months 25 days
Dividend yield											0.00%				0.00%
Risk-free interest rate											3.79%				4.16%
Expected life, term															5 years 9 months
Volatility rate											139.00%				108.00%
Weighted average grant date fair value | $ / shares											$ 1.2				$ 0.63
Options, exercisable											22,852		14,966
Unrecognized compensation expense | $											$ 30		$ 30		$ 300
Unrecognized compensation, term											1 year 2 months 12 days		8 months 12 days		1 year
Allocated stock based compensation | $											$ 50		$ 240		$ 800
Incentive Share Option Plan2013 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares reserved for future issuance											1,000,000
Shares reserved for future issuance											332,461
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options exercisable per share | $ / shares		$ 2.28
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Vest period term											3 years
Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life, term											6 years
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options exercisable per share | $ / shares		$ 1.41
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Vest period term											1 year
Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life, term											5 years
Standby Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Commitment amount | $					$ 10,000
Finance expenses | $											$ 35		$ 600
Standby Equity Purchase Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Commitment amount | $																		$ 20,000
Cayman Islands Exempt Limited Partnership [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds stock | $											$ 6,500
Demand Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate offering price | $																	$ 8,100
2020 Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock											3,687,038
Total consideration | $											$ 8,100
Total consideration net | $											$ 7,700
Prefunded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock and warrants issued during period shares							435,000
Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock and warrants issued during period shares							466,666
Exercise price of warrants | $ / shares							$ 14.99
Gross proceeds stock | $							$ 7,000
Issuance costs | $							$ 6,200
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split						1-for-12
Common stock, par value | ₪ / shares						₪ 1.80
Issuance of shares	[2],[3]										3,687,038
Common Stock [Member] | Cayman Islands Exempt Limited Partnership [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares											1,076,326
Gross proceeds stock | $											$ 1,400
Issuance costs | $											$ 5,800
Sale of stock											1,635,101
Common Stock [Member] | Prefunded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							435,000
Exercise price of warrants | $ / shares							$ 15
Exercise price of warrants | $ / shares													$ 0.001
Common Stock [Member] | Prefunded Warrants [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants are outstanding								293,333
Warrant exercised, shares								293,333
Common Stock [Member] | Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							466,666
Share price | $ / shares							$ 15.0

[1]	See also Note 9A(5)
[2]	Retroactively adjusted to reflect the 12-1 reverse split that was effected in August 2024 (see Note 9A(2))
[3]	See also Note 9A(5)